Equipment on Operating Leases - Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 1,889,853	¥ 1,531,178
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	810,011	737,110
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	614,883	458,830
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	314,854	220,722
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	108,572	78,727
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	31,106	25,641
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 10,427	¥ 10,148